Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax	£ 6,221	£ 4,800	£ 3,525
UK statutory rate of taxation	1,182	912	679
Differences in overseas taxation rates	667	635	586
Benefit of intellectual property incentives	(691)	(482)	(410)
R&D credits	(119)	(73)	(75)
Fair value remeasurement of non-taxable put options	(45)	221	227
Tax losses where no benefit is recognised	15	24	28
Permanent differences on disposals and acquisitions	68	(7)	4
Other permanent differences	119	53	162
Re-assessments of prior year estimates	(364)	(436)	(475)
Changes in tax rates	121	(93)	629
Tax charge/tax rate	£ 953	£ 754	£ 1,356
UK statutory rate of taxation	19.00%	19.00%	19.30%
Differences in overseas taxation rates	10.70%	13.20%	16.60%
Benefit of intellectual property incentives	(11.10%)	(10.00%)	(11.60%)
R&D credits	(1.90%)	(1.50%)	(2.10%)
FV remeasurement of non-taxable put options	(0.70%)	4.60%	6.50%
Tax losses where no benefit is recognised	0.20%	0.50%	0.80%
Permanent differences on disposals and acquisitions	1.10%	(0.10%)	0.10%
Other permanent differences	1.90%	1.10%	4.60%
Re-assessments of prior year estimates	(5.90%)	(9.10%)	(13.50%)
Changes in tax rates	2.00%	(1.90%)	17.80%
Tax charge/tax rate	15.30%	15.70%	38.50%